Related Party Transactions (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025
Ms. Xiaoqiu Zhang [Member]
Related Party Transactions [Line Items]
Due from related party	$ 37	$ 35
Ms. Li Wang [Member]
Related Party Transactions [Line Items]
Due from related party			$ 732
Due to related party		$ 7,026